DISPOSAL OF A SUBSIDIARY - Impact of disposal on the results of the Group (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
JAPAN HAI Co., Ltd
DISPOSAL OF A SUBSIDIARY
Loss contributed by disposal group	$ 1,319,000